Share capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares [Member]
Share capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) [Line Items]
Issued and fully paid share capital	0.0000167000	0.0000167000	0.0000167000
Series A ordinary shares [Member]
Share capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) [Line Items]
Issued and fully paid share capital	0.0000167000	0.0000167000	0.0000167000
Series B ordinary shares [Member]
Share capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) [Line Items]
Issued and fully paid share capital	0.0000167000	0.0000167000	0.0000167000
Series C ordinary shares [Member]
Share capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) [Line Items]
Issued and fully paid share capital	0.0000167000	0.0000167000	0.0000167000
Series D ordinary shares [Member]
Share capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) [Line Items]
Issued and fully paid share capital	0.0000167000	0.0000167000	0.0000167000